CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Schedule of cash and cash equivalents and immediately available investments

	2023	2022
Cash	10,468	11,957
Banks and immediately available investments	2,995,177	2,463,906
Cash and cash equivalents	3,005,645	2,475,863

Immediately available investments include investments with maturity up to 90 days at the time of acquisition, immediate liquidity, and low risk of fair value variation.

Short - term investments

	2023	2022
Short-term investments	2,338,097	2,959,135